SUMMARY OF MATERIAL ACCOUNTING POLICIES - Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Other current financial assets	$ 3,100	$ 15,418
Other financial assets non current	41,403	34,864
Other receivables	40,784	26,475
Epica and Ping
Disclosure of subsidiaries [line items]
Loss from derecognition of matured convertible notes	$ 1,114
Minimum | Total for all subsidiaries | Globant España S.A.
Disclosure of subsidiaries [line items]
Convertible notes, interest rate	2.00%
Maximum | Total for all subsidiaries | Globant España S.A.
Disclosure of subsidiaries [line items]
Convertible notes, interest rate	12.00%
Convertible notes
Disclosure of subsidiaries [line items]
Other current financial assets	$ 2,154	3,359
Other financial assets non current	$ 8,404	$ 5,751